Financial Instruments (Net investment hedges in foreign operations) (Details) - Foreign Exchange Contract [Member] - Net Investment Hedge [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net investment hedges in foreign operation
Gain (loss) recognized in AOCI		$ 5,741	$ 2,322
Gain (loss) reclassified from AOCI into earnings		88	(1,525)
Gain (loss) on hedged items	$ 0	$ (549)	$ (678)